Summary of Significant Accounting Policies - Schedule of Contract Assets and Deferred Revenues (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025	May 31, 2024
Condensed Financial Statements, Captions [Line Items]
Contract liabilities at beginning
Contract liabilities, Net change due to billings	86,373
Contract liabilities, Revenue recognized	86,373
Contract liabilities at ending
Contract Costs [Member]
Condensed Financial Statements, Captions [Line Items]
Contract assets at beginning
Contract assets, Net change due to billings
Contract assets, Revenue recognized
Contract assets at ending
Unbilled Revenue [Member]
Condensed Financial Statements, Captions [Line Items]
Contract assets at beginning
Contract assets, Net change due to billings	86,373
Contract assets, Revenue recognized	86,373
Contract assets at ending
Deferred Revenue [Member]
Condensed Financial Statements, Captions [Line Items]
Contract liabilities at beginning	43,982
Contract liabilities, Net change due to billings	10,000	43,982
Contract liabilities, Revenue recognized	43,982
Contract liabilities at ending	$ 10,000	$ 43,982